March 06 1998







Board of Directors

Canada Life of America Series Fund Inc.

330 University Avenue

Toronto Ontario

M5G 1R8

Canada



Gentlemen:



Re:  Registration Statement No. 33-28888



This opinion is furnished in connection with the preparation and filing by Canada Life of America Series Fund Inc. ("The Fund")

with the Securities and Exchange Commission of a Notice

("Notice"), dated March 06, 1998, as set forth in the Notice.



I call to your attention that as Counsel U.S. Division for The

Canada Life Assurance Company
the parent of Canada Life

Insurance Company of America and Canada Life of New York I

have general supervision of all legal affairs of Canada Life of

America Variable Annuity Account 1 ("Variable Account 1").  I

also have general supervision of legal affairs of The Fund all of whose shares are owned by the separate accounts of Canada

Life Insurance Company of America and Canada Life Insurance

Company of New York.  This includes shares issued in the

amount of $156,187,255 the year ended December 31 1997.



Based upon my examination of the relevant documents contained in The Fund's registration statement
I am of the opinion that the

shares issued pursuant to The Fund's prospectus are legally

issued fully paid and nonassessable.  I consent to the filing of this opinion, in conjunction with the Rule 24f 2 Notice, with the

Securities and Exchange Commission.



Sincerely




/s/ David A. hopkins







David A. Hopkins



DAH/mks






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U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549








FORM 24F-2

Annual Filing under Rule 24f-2

of the Investment Company Act of 1940








Read instructions at end of Form before preparing Form.

Please print or type.









1.
Name and address of issuer:





Canada Life Of America Series Fund, Inc., 330 University Avenue


Toronto, Ontario, Canada M5G 1R8









2.
The name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):









Money Market, Managed, Bond, Value Equity, Capital, International
Equity Series









3.
Investment Company Act File Number:        811-05816









Securities Act File Number : 33-28888
















4(a).
Last day of fiscal year for which this Form is filed:  December 31,
1997

















4(b).

Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).









Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.














4(c).

Check box if this is the last time the issuer will be filing this form












5.
Calculation of registration fee:











(i)
Aggregate sale price of securities sold during the






fiscal year pursuant to section 24(f):

$160,460,723












(ii)
Aggregate price of securities redeemed or






repurchased during the fiscal year:
$158,560,217









(iii)
Aggregate price of securities redeemed or



repurchased during any prior fiscal year



ending no earlier than October 11, 1995 that



were not previously used to reduce



registration fees payable to the Commission:
$          N/A









(iv)
Total available redemption credits [add Items



5(ii) and 5(iii)]:

- $158,560,217








(v)
Net sales - if item 5 (i)  is greater than Item 5(iv)



[subtract Item 5(iv) from Item 5(i)]:

$ 1,900,506














(vi)
Redemption credits available for use in future





year - if Item 5(iv) is less than Item 5(iv)





[subtract Item 5(iv) from Item 5(i)]:
$(       N/A      )














(vii)
Multiplier for determining registration fee




(See Instruction C.8):

x 1/3300










(viii)
Registration fee due [multiply Item 5(v) by item




5(vii)] (enter "0" if no fee is due):

= $       575.91









6.
Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):








+$        N/A









7.
Total of the amount of the registration fee due plus any interest due


[Item 5(vii) plus Item 6]:








= $        575.91









8.
Date the registration fee and any interest payment was sent to the commission's lockbox depository:  Mar 06, 1998










Account Number:
9108739











Method of Delivery:








X
Wire Transfer















Mail or other means





















This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.







BY (Signature and Title)
/s/ D.V. Rough



D.V. Rough



Treasurer


Date  March 06, 1998.





Please print the name and title of the signing officer below the signature.




Attachment





(1)







(i)
Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2.









Series 001
-Money Market Series
$129,231,519




Series 002
-Managed Series
3,402,203




Series 003
-Bond Series
1,649,293




Series 004
-Value Equity Series
2,609,978




Series 005
-Capital Series
1,293,829




Series 006
-International Equity Series
18,000,433






$156,187,255
















(2)







(ii)
Aggregate price of shares issued in connection with dividend reinvestment plans.











Series 001
-Money Market Series
$   521,937




Series 002
-Managed Series
1,733,625




Series 003
-Bond Series
376,138




Series 004
-Value Equity Series
949,877




Series 005
-Capital Series
627,720




Series 006
-International Equity Series
64,171






$4,273,468
















(3)







(iii)
Aggregate price of shares redeemed or repurchased during the fiscal year.











Series 001
-Money Market Series
$128,203,276




Series 002
-Managed Series
6,694,608




Series 003
-Bond Series
1,829,490




Series 004
-Value Equity Series
3,134,267




Series 005
-Capital Series
2,329,507




Series 006
-International Equity Series
16,369,069






$158,560,217






















Shares Authorized
Shares Outstanding








Series 001
-Money Market Series
20,000,000
914,939


Series 002
-Managed Series
20,000,000
1,227,438


Series 003
-Bond Series
10,000,000
667,495


Series 004
-Value Equity Series
10,000,000
689,924


Series 005
-Capital Series
20,000,000
458,845


Series 006
-International Equity Series
10,000,000
410,055













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